Employee Benefits Expense	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFITS EXPENSE.
Employee Benefits Expense

30.  EMPLOYEE BENEFITS EXPENSE

The details of employee expenses for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the years ended December 31,
	2025	2024	2023
Employee Benefits Expense	ThUS$	ThUS$	ThUS$
Wages and salaries	(144,872)	(153,511)	(174,809)
Post-employment benefit obligations expense	(1,608)	(1,748)	(1,731)
Social security and other contributions	(15,136)	(15,335)	(17,944)
Other employee expenses (*)	(13,945)	(3,116)	(11,238)
Total Employee Benefits Expenses	(175,561)	(173,710)	(205,722)

(*) The increase compared to the previous period corresponds to an early retirement incentive plan for employees, amounting to ThUS$13,309. In addition, for 2023, an amount of ThUS$4,405 was included for restructuring expenses and provisions.